Assets Held for Sale (Details) (USD $)	12 Months Ended				0 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Golden Gaming, LLC [Member]	Feb. 01, 2013 Truckee Disposition [Member] Subsequent event [Member]	Feb. 01, 2013 Truckee Disposition [Member] Subsequent event [Member]	Feb. 29, 2012 Black Hawk Agreement [Member]	Dec. 31, 2012 Golden Gaming, Inc [Member]	Feb. 01, 2013 Cage cash [Member] Truckee Disposition [Member] Subsequent event [Member]	Feb. 01, 2013 Purchase price adjustments [Member] Truckee Disposition [Member] Subsequent event [Member]
Assets held for sale
Base sales price					$ 19,200,000	$ 19,200,000
Deferred maintenance credit					1,700,000	1,700,000
Working capital					0	0
Purchase price adjustment					1,000,000
Net proceeds from the sale					17,500,000
Goodwill, impairment loss	900,000
Impairment charges	13,600,000
Lease revenue								6,500,000
Purchase price adjustment to cash				4,300,000
Selling expenses of discontinued operations	2,800,000
Operating results for the discontinued operations
Net revenue	82,145,000	251,982,000	255,927,000
Pretax loss from discontinued operations						1,400,000
Discontinued operations, net of tax	(5,814,000)	(1,350,000)	(30,940,000)
Assets held for sale
Cash and cash equivalents	4,659,000	58,744,000			2,900,000	2,900,000			2,500,000	400,000
Receivables, net	448,000	1,039,000
Notes and loans receivable	0	280,000
Prepayments and other	1,433,000	4,134,000
Inventory	695,000	1,644,000
Property and equipment, net	9,381,000	41,597,000
Lease acquisition costs, net	0	7,477,000
Other assets, net	119,000	220,000
Intangibles	483,000	1,819,000
Goodwill	4,225,000	13,079,000
Total assets held for sale	21,443,000	130,033,000
Liabilities related to assets held for sale
Accounts payable	831,000	2,121,000
Accrued expense	2,721,000	6,157,000
Other liabilities	0	366,000
Total current liabilities related to assets held for sale	3,552,000	8,644,000
Assets Held-for-sale, at fair value							67,100,000
Gain (loss) on disposition of property	3,400,000
Cash included in assets purchased				$ 24,400,000